Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 438,116	$ 560,140
Property Net	2,011,825	1,997,662
Investment in Joint Venture	202,107	194,859
Uncollected Rental Revenue	61,803	79,231
Prepaid Advertising	4,403	3,281
Other Assets	23,652	24,280
TOTAL	2,741,906	2,859,453
LIABILITIES:
Distribution due to Partners	242,424	242,424
Incentive Management Fee Liability	9,005	0
Property Management Fee Liability	7,758	7,486
Deferred Income	38,958	37,991
Accrued Expenses	35,064	26,236
Other Liabilities	1,574	17,774
Total Liabilities	334,783	331,911
PARTNERS' EQUITY:
General Partners	(80,497)	(79,292)
Limited Partners	2,487,620	2,606,834
Total Partners' Equity	2,407,123	2,527,542
TOTAL	$ 2,741,906	$ 2,859,453